Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents		$ 260,128			¥ 1,458,856	¥ 1,685,054	$ 99,481	¥ 644,415	¥ 432,254
Restricted cash		30,138				195,230		161,649
Inventories		2,090				13,539		10,059
Short-term investments		16,193				104,897		911,242
Prepaid expenses and other current assets		100,748				652,630		309,441
Deferred tax assets		4,803				31,113		35,002
Amounts due from a related party		16,230				105,137		54,867
Total current assets		537,482				3,481,708		2,866,620
Non-current assets:
Property and equipment, net		563,937				3,653,071		3,036,707
Intangible assets, net		196,697			336,889	1,274,166		1,404,453
Land use rights, net		9,985				64,682		66,175
Goodwill		271,075			410,500	1,755,970	271,075	1,755,970	296,688
Deferred tax assets		7,240				46,900		42,573
Amount due from a related party		10,806				70,000		98,500
Other non-current assets		29,330				189,991		121,461
Long-term investments		30,706				198,907		126,307
Total non-current assets		1,139,615				7,382,202		6,773,561
Total assets		1,677,097				10,863,910		9,640,181
Current liabilities:
Short-term bank borrowings		42,607				276,000		160,181
Accounts and notes payable		74,504				482,622		386,074
Accrued expenses and other payables		98,483				637,957		599,491
Advance from customers		28,683				185,800		97,679
Income tax payable		7,712				49,959		35,013
Deferred revenue		52,812				342,105		347,441
Amount due to related parties		61,377				397,588		326,804
Current portion of capital lease obligation		21,688				140,488		71,939
Deferred government grants		977				6,332		6,150
Deferred tax liabilities								2,696
Total current liabilities		435,626				2,821,904		2,989,115
Non-current liabilities:
Non-current portion of capital lease obligations		89,393				579,070		511,679
Unrecognized tax benefits		2,237				14,492		20,453
Deferred tax liabilities		45,264				293,212		310,340
Deferred government grants		4,830				31,288		27,422
Deferred revenue		10,580				68,535		74,044
Mandatorily redeemable noncontrolling interests		121,990			0	790,229	$ 119,440	773,706	¥ 0
Total non-current liabilities		496,680				3,217,402		3,650,403
Total liabilities		932,306				6,039,306		6,639,518
Net revenues		561,050	¥ 3,634,372	¥ 2,876,447	1,966,717
Net profit/(loss)		(61,946)	(401,275)	(328,477)	(47,003)
Net cash provided by operating activities		33,474	216,834	325,365	64,531
Net cash (used in) provided by investing activities		(57,139)	(370,130)	(2,261,797)	(1,507,315)
Net cash provided by (used in) financing activities		172,132	1,115,032	1,121,732	2,477,557
Net increase in cash and cash equivalents		160,647	1,040,639	(814,441)	1,026,602
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents		60,388				391,182		369,597
Restricted cash		20,975				135,875		61,649
Accounts receivable (net of allowance for doubtful accounts of RMB10,012 and RMB39,010 (US$6,022) as of December 31, 2014 and 2015, respectively)		97,345				630,582		677,375
Inventories		2,025				13,115		9,673
Short-term investments		15,792				102,300		900,000
Prepaid expenses and other current assets		84,606				548,061		258,474
Deferred tax assets		4,481				29,029		33,717
Amounts due from a related party		8,568				55,503		9,800
Total current assets		294,180				1,905,647		2,320,285
Non-current assets:
Property and equipment, net		343,736				2,226,653		1,945,176
Intangible assets, net		125,069				810,171		904,921
Land use rights, net		9,985				64,682		66,175
Goodwill		177,000				1,146,570		1,146,570
Deferred tax assets		6,899				44,688		40,363
Amount due from a related party								28,500
Other non-current assets		23,738				153,772		65,942
Long-term investments		25,387				164,454		110,626
Total non-current assets		711,814				4,610,990		4,308,273
Total assets		1,005,994				6,516,637		6,628,558
Current liabilities:
Short-term bank borrowings		42,607				276,000		160,181
Accounts and notes payable		64,351				416,850		340,519
Accrued expenses and other payables		67,293				435,912		375,124
Advance from customers		28,683				185,800		97,679
Income tax payable		6,785				43,949		27,677
Deferred revenue		51,266				332,091		338,655
Amount due to inter-companies	[1]	137,545				890,988		491,522
Amount due to related parties	[2]	7,528				48,762		53,371
Current portion of capital lease obligation		19,095				123,694		54,984
Current portion of other long-term borrowings								900,000
Current portion of long-term bank borrowings		1,918				12,422
Deferred government grants		$ 977				¥ 6,332		6,150
Deferred tax liabilities								2,696
Total current liabilities		$ 428,048				¥ 2,772,800		2,848,558
Non-current liabilities:
Amount due to inter-companies		166,741				1,080,118		1,137,850
Long-term bank borrowings		4,251				27,534
Non-current portion of capital lease obligations		83,902				543,503		458,632
Unrecognized tax benefits		1,713				11,098		20,453
Deferred tax liabilities		33,734				218,522		227,821
Deferred government grants		4,830				31,288		27,422
Deferred revenue		10,580				68,535		74,044
Mandatorily redeemable noncontrolling interests		15,437				100,000		100,000
Total non-current liabilities		321,188				2,080,598		2,046,222
Total liabilities		749,236				¥ 4,853,398		¥ 4,894,780
Net revenues		488,304	3,066,090	2,695,021	2,051,248
Net profit/(loss)		(5,527)	(35,811)	175,521	179,049
Net cash provided by operating activities		41,718	270,358	434,865	195,659
Net cash (used in) provided by investing activities		16,307	105,635	(808,117)	(1,272,863)
Net cash provided by (used in) financing activities		(54,722)	(354,408)	480,045	1,168,139
Net increase in cash and cash equivalents		$ 3,303	¥ 21,585	¥ 106,793	¥ 90,935

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB36,103 and RMB34,603 (US$5,342) to 21Vianet China for accrued service fees as of December 31, 2014 and 2015, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were RMB9,924, nil and RMB35,292 (US$5,448) for the years ended December 31, 2013, 2014 and 2015, respectively.
[2]	Information with respect to related parties is discussed in Note 24.